Note 13 - Government Loan	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of government loan [text block]
13.	Government Loan

On
April 20, 2020,
the Company received a loan of
$40,000
through the Canadian Emergency Business Account Program ("CEBA Loan"), which provides financial relief for Canadian businesses during the COVID-
19
pandemic. The CEBA Loan has a maturity date on
December 31, 2022
and
may
be extended to
December 31, 2025.
The CEBA Loan is unsecured, non-revolving and non-interest bearing prior to
December 31, 2022.
The CEBA Loan is subject to an interest rate of
5%
per annum during any extended term and is repayable at any time without penalty. If at least
75%
of the CEBA Loan is repaid prior to
December 31, 2022,
the remaining balance of the CEBA Loan will be forgiven.